Financing Arrangements - Summary of Fair Value of Safe Notes (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total	$ 56,845	$ 24,714
SAFE Notes
Debt Instrument [Line Items]
Total	10,001	24,565
Less: SAFE notes at fair value, current	(46,844)	(149)
Lam Ven | SAFE Notes
Debt Instrument [Line Items]
Total	10,302	5,403
LamJam | SAFE Notes
Debt Instrument [Line Items]
Total	9,520
Park Lane | SAFE Notes
Debt Instrument [Line Items]
Total	10,302	5,403
iHeart Media | SAFE Notes
Debt Instrument [Line Items]
Total	13,736	7,203
Palantir | SAFE Notes
Debt Instrument [Line Items]
Total	12,362	6,484
Private Investor One | SAFE Notes
Debt Instrument [Line Items]
Total	137	72
Private Investor Two | SAFE Notes
Debt Instrument [Line Items]
Total	343
SAFE-T | SAFE Notes
Debt Instrument [Line Items]
Total	$ 143	$ 149